Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information
Total assets	SFr 796,289	SFr 819,861
Americas
Segment Reporting Information
Total assets	318,405	333,185
Asia Pacific
Segment Reporting Information
Total assets	82,104	81,686
EMEA
Segment Reporting Information
Total assets	154,023	156,494
Switzerland
Segment Reporting Information
Total assets	241,757	248,496
Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	228,857	228,363
Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	94,753	91,083
Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	96,497	97,221
Operating Segments | Global Markets
Segment Reporting Information
Total assets	242,159	239,700
Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	20,803	20,784
Operating Segments | Strategic Resolution Unit
Segment Reporting Information
Total assets	45,629	80,297
Corporate Center
Segment Reporting Information
Total assets	67,591	62,413
Bank
Segment Reporting Information
Total assets	798,372	822,065
Bank | Americas
Segment Reporting Information
Total assets	318,358	333,147
Bank | Asia Pacific
Segment Reporting Information
Total assets	82,068	81,690
Bank | EMEA
Segment Reporting Information
Total assets	154,179	156,669
Bank | Switzerland
Segment Reporting Information
Total assets	243,767	250,559
Bank | Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	228,857	228,363
Bank | Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	94,753	91,083
Bank | Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	96,497	97,221
Bank | Operating Segments | Global Markets
Segment Reporting Information
Total assets	242,159	239,700
Bank | Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	20,803	20,784
Bank | Operating Segments | Strategic Resolution Unit
Segment Reporting Information
Total assets	45,629	80,297
Bank | Adjustments
Segment Reporting Information
Total assets	SFr 69,674	SFr 64,617